Sextant Short-Term Bond Fund
Sextant Short-Term Bond Fund
Investment Objective
Capital preservation and current income.
Fees and Expenses
This section describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.
Shareowner Fees
Shareholder Fees	Sextant Short-Term Bond Fund Sextant Short-Term Bond Fund USD ($)
Shareowner Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sextant Short-Term Bond Fund Sextant Short-Term Bond Fund
Management Fees (vary with performance)	0.50%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	0.90%	[1]
Fee Waiver and Expense Reimbursement	0.30%	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.60%	[1]
[1]	Restated to reflect the ending of the Distribution (12b-1) Fees, as approved by the Board of Trustees on March 14, 2017.

The adviser has committed through June 2, 2018, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.60%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Sextant Short-Term Bond Fund | Sextant Short-Term Bond Fund | USD ($)	92	287	498	1,108

When you buy shares through a financial intermediary, that intermediary may charge a transaction fee or commission which is not reflected in the expenses table or example. Purchases and redemptions of Fund shares will be made at the daily net asset value established by the Fund (before imposition of a commission).
Portfolio Turnover
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.15% of the average value of its portfolio.
Principal Investment Strategies
The Short-Term Bond Fund invests at least 80% of its assets in short-term bonds, including corporate and government bonds. Under normal circumstances, the Fund's dollar-weighted average maturity does not exceed three years. The Short-Term Bond Fund invests at least 65% of net assets in bonds rated within the three highest grades (Aaa, Aa, or A); and may not invest in a bond rated at time of purchase below the fourth-highest grade (Baa).
Principal Risks of Investing
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.

Interest rate risk: Investing in bonds includes the risk that as interest rates rise, bond prices will fall. Conversely, during periods of declining interest rates bond prices generally rise, but bond issuers may call or prepay the bond and reissue debt at lower interest rates. The longer a bond's maturity, the more sensitive the bond is to interest rate changes.

Credit risk: Investing in bonds includes the risk that an issuer will not pay interest or principal when due, or the issuer may default altogether. If an issuer's credit quality is perceived to decline, the value and liquidity of the issuer's bonds may also decline.
Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Short-Term Bond Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Best Quarter	Q2 2009	2.79%
Worst Quarter	Q3 2008	-0.90%

The year-to-date return as of the most recent calendar quarter (which ended March 31, 2017) was 0.34%.
Average Annual Total Returns
The table below presents the average annual returns for the Short-Term Bond Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index.
Periods ended December 31, 2016
Average Annual Total Returns - Sextant Short-Term Bond Fund	1 Year	5 Year	10 Year
Sextant Short-Term Bond Fund	1.47%	0.91%	2.38%
Sextant Short-Term Bond Fund | Return after taxes on distributions	1.00%	0.42%	1.61%
Sextant Short-Term Bond Fund | Return after taxes on distributions and sale of Fund shares	0.83%	0.47%	1.54%
Citi Government/Corporate 1-3 Index (reflects no deduction for fees, expenses or taxes)	1.25%	0.88%	2.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.